Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

(3)Supplemental Balance Sheet Information

Components of selected captions in the condensed consolidated balance sheets consisted of the following:

Inventory:

	September 30,	December 31,
	2024	2023
Raw materials	$965	$1,020
Sub-assemblies	1,163	1,379
Finished goods	806	1,342
Total inventory	$2,934	$3,741

Prepaid expenses and other current assets:

	September 30,	December 31,
	2024	2023
Prepaid insurance	$95	$110
Professional services	29	—
Patents	5	13
Prepaid advertising and marketing	21	41
Taxes	16	47
Other current assets	51	126
Total prepaid expenses and other current assets	$217	$337

Accrued and other liabilities:

	September 30,	December 31,
	2024	2023
Payroll and benefits	$702	$701
Accrued legal settlements	—	200
Customer deposits	683	639
Taxes	44	61
Accrued professional	169	155
Other liabilities	45	58
Total accrued and other liabilities	$1,643	$1,814

Accounts payable:

During the second quarter of 2024, management requested outside legal counsel to provide guidance with respect to various accounts payables carried on the books from 2020 and prior. Based on the review of the statute of limitations for the various states these vendors were located, legal counsel provided a conclusion regarding whether the laws per the respective states provided that the statute of limitations has expired. The statute of limitations is an affirmative defense in which the defendant introduces evidence, which, if found to be credible, will negate criminal or civil liability, even if it is proven the defendant committed the alleged acts. The party raising the affirmative defense has the burden of proof on establishing that it applies. In a civil action in which a creditor demands payment on a written instrument evidencing a debt, the successful assertion of the statute of limitations defense will bar collection of the debt. In order to assert the statute of limitations as a defense, a defendant must specifically assert the defense is the answer. If a defendant fails to specifically plead the defense, it will be deemed to be waived. Since no action to enforce such liabilities was brought before September 30, 2024, it is our opinion that the liability is time-barred from collection under the respective state laws and should be removed from the Company’s balance sheet.

Therefore, the Company made the decision to write-off the payables totaling $429 thousand. As of September 30, 2024, the write-off of $429 thousand resulted in a gain on extinguishment of debt which was reported on the statement of operations for the nine months ended September 30, 2024.

(4)	Supplemental Balance Sheet Information

Inventory

	December 31,	December 31,
	2023	2022
Raw materials	$1,020	$832
Sub-assemblies	1,379	864
Finished goods	1,342	1,915
Total inventory	$3,741	$3,611

Prepaid expenses and other current assets:

	December 31,	December 31,
	2023	2022
Prepaid insurance	$110	$78
Patents	13	—
Prepaid advertising and marketing	41	3
Taxes	47	—
Other current assets	126	84
Total prepaid expenses and other current assets	$337	$165

Accrued and other liabilities:

	December 31,	December 31,
	2023	2022
Payroll and benefits	$701	$1,829
Accrued legal settlements	200	1,775
Customer deposits	639	510
Taxes	61	119
Accrued professional	155	316
Other liabilities	58	491
Total accrued and other liabilities	$1,814	$5,040